Mineral Interests	12 Months Ended
Dec. 31, 2024
Mineral Interests [Abstract]
MINERAL INTERESTS
8.	MINERAL INTERESTS

(a)	Guayabales Project

The Guayabales project is comprised of exploration applications, exploration titles, two option agreements and a number of surface rights agreements. The Guayabales Project is located in the Middle Cauca belt in the Department of Caldas, Colombia.

The Company entered into two option agreements (the “First Guayabales Option” and the “Second Guayabales Option”) with third parties to explore, develop and acquire property within the Guayabales Project.

In October 2023 and May 2024, the Company secured option agreements to purchase surface rights (see Note 21).

Details of the two first option agreements are as follows:

i.	First Guayabales Option

On June 24, 2020, the Company entered into the First Guayabales Option. The terms of the agreement are as follows:

Phase 1:

The Company must incur a minimum of $3,000,000 of exploration and evaluation expenditures in respect of such property within the First Guayabales Option and total option payments of $2,000,000 over a maximum four-year term ending on or before June 24, 2024, to proceed to Phase 2 of the agreement. The Company met these commitments and has entered Phase 2 of the agreement.

Phase 2:

To acquire a 90% interest in the property within the First Guayabales Option, the Company must incur a minimum of $10,000,000 of exploration and evaluation expenditures in respect of such property and total option payments of $2,000,000, payable in equal instalments of $166,666 semi-annually over a maximum six-year term, commencing at the end of Phase 1.

Phase 3:

To acquire the remaining 10% interest in the property within the First Guayabales Option, the Company has the following options:

▪	provide notice that the Company has elected to pay a 1% NSR commencing on the first calendar day of each month after 85% of the processing plant capacity has been achieved in exchange for the remaining 10% interest;

▪	acquire 0.625% each year to a total of 10% by paying $250,000 semi-annually, commencing at the end of Phase 2, to a total of $8,000,000 in lieu of the NSR; or

▪	pay a one-time payment of $8,000,000 in lieu of the NSR.

In addition, the Company is required to fund and complete all development and construction activities to bring the project to commercial production.

Summary:

The following is a summary of the option payments and exploration expenditures required to acquire 100% of the property under the First Guayabales Option:

		Option Payments	Exploration Expenditures	Total
		$	$	$
Phase 1	June 24, 2020 – June 24, 2024	2,000,000	3,000,000	5,000,000
Phase 2	June 24, 2024 – June 24, 2030	2,000,000	10,000,000	12,000,000
Phase 3	To commercial production	8,000,000[1]	–	8,000,000
		12,000,000	13,000,000	25,000,000

[1]	Based on the assumption that the Company does not elect to pay the NSR.

The Company has the option to terminate the agreement at any time, upon notification to the optionor. As a result, the Company has not recognized any option payments payable in the future under the agreement in the consolidated statement of financial position.

For the year ended December 31, 2024, the Company has recognized $9,638,126 (year ended December 31, 2023 – $9,164,527), including option payments of $416,666 (year ended December 31, 2023 –$500,000), as exploration and evaluation expense in the consolidated statement of operations in respect of the First Guayabales Option.

As at December 31, 2024, and from inception of the agreement, the Company has recognized a total of $28,857,630 as exploration and evaluation expenditures in respect of the minimum expenditures required under the Option agreement and has made total option payments of $2,166,666 required within the agreement.

ii.	Second Guayabales Option

On January 4, 2021, the Company entered into the Second Guayabales Option. The terms of the agreement are as follows:

Phase 1:

The option agreement provides the Company the right to explore the property within the Second Guayabales Option over a four-year term, expiring on January 2, 2025, for total payments over the term of the agreement of $1,750,000.

Phase 2:

The option agreement provides the Company the right to explore the property within the Second Guayabales Option over a second four-year term between January 2, 2025 to January 2, 2029 for total payments over the term of $1,000,000.

Phase 3:

Upon completion of Phase 2, the Company is required to pay a total of $4,300,000 over a two-year period ending on January 2, 2031 to acquire 100 percent of the property within the Second Guayabales Option.

Summary:

The following is a summary of the option payments to acquire the property under the Second Guayabales Option:

$
Total Phase 1	1,750,000
Total Phase 2	1,000,000
Total Phase 3	4,300,000
7,050,000

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2024, the Company has recognized $1,737,429 (year ended December 31, 2023 – $nil), including option payments of $250,000 (year ended December 31, 2023 – $nil), as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss in respect of Phase I of the Second Guayabales Option.

As at December 31, 2024, and from inception of the agreement, the Company has made total option payments of $1,500,000.

iii.	Surface Rights Agreements

October 2023

On October 17, 2023, the Company entered into two option agreements with third parties to acquire surface rights over a four-year period. These option agreements replace and supersede the previous option agreements to acquire surface rights. The option agreements provide the Company the right to explore and acquire the property over a four-year term, expiring on April 30, 2027, for total payments over the term of the agreements of $4,400,000.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2024, the Company has recognized option payments of $825,000 (year ended December 31, 2023 – $600,000), as exploration and evaluation expense in the annual consolidated statement of operations.

As at December 31, 2024, and from inception of the agreement, the Company has made total option payments of $1,425,000.

May 2024

On May 23, 2024, the Company entered into three option agreements with third parties to acquire surface rights. The option agreements provide the Company the right to explore and acquire the property. One agreement concludes on April 23, 2025, one agreement concludes on August 23, 2025, and the other one concludes on September 23, 2027. Upon conclusion of each agreement, the Company becomes the owner of the mentioned surface rights. Total payments over the term of the three agreements is $294,000.

The Company has the option to terminate the agreement at any time, upon notification to the optionor.

For the year ended December 31, 2024, the Company has recognized option payments of $214,650, as exploration and evaluation expense in the consolidated statement of operations and comprehensive loss.

(b)	San Antonio Project

On July 9, 2020, the Company entered into an option agreement with a third party to acquire the San Antonio Project. The San Antonio project is located approximately 80 kilometres south of Medellín. It is situated in the Middle Cauca belt in the Department of Caldas, Colombia.

The option agreement provides the Company the right to explore, develop and acquire the property over a seven-year term, expiring on July 9, 2027, for total payments over the term of the agreement of $2,500,000. The Company has the option to pay an additional $2,500,000 to the optionor upon reaching commercial production in exchange for the 1.5% NSR on the property that would otherwise be payable to the optionor.

The exploration and development program, including the amount of expenditures, is at the sole discretion of the Company during the term of the agreement.

For the year ended December 31, 2024, the Company has recognized a total of $634,715 (year ended December 31, 2023 – $310,633), including option payments of $250,000 (year ended December 31, 2023 – $150,000) as exploration and evaluation expense in the annual consolidated statement of operations and comprehensive loss.

As the Company has the option to terminate the agreement at any time, upon notification to the optionor, the Company has not recognized any option payments payable in the future under the agreement in its consolidated statement of financial position.

As at December 31, 2024, and from inception of the agreement, the Company has made total option payments of $580,000.